Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value of Financial Instruments
Schedule of estimated fair value of financial instruments included in consolidated financial statements

	December 31, 2021				December 31, 2020
	Carrying	Estimated Fair Value			Carrying	Estimated Fair Value
	Amount	Level 1	Level 2	Level 3	Amount	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$29,555	$29,555	$—	$—	$54,150	$54,150	$—	$—
Restricted cash	5,657	5,657	—	—	5,602	5,602	—	—
Mortgage loans held-for-sale	308,477	—	308,477	—	164,422	—	164,422	—
Mortgage servicing rights	749	—	—	749	339	—	—	339
Derivative assets, lending, net(1)	3,111	—	—	3,111	7,275	—	—	7,275
Securitized mortgage collateral	1,639,251	—	—	1,639,251	2,100,175	—	—	2,100,175
Liabilities
Warehouse borrowings	$285,539	$—	$285,539	$—	$151,932	$—	$151,932	$—
Convertible notes	20,000	—	—	20,000	20,000	—	—	20,000
Long-term debt	46,536	—	—	46,536	44,413	—	—	44,413
Securitized mortgage borrowings	1,614,862	—	—	1,614,862	2,086,557	—	—	2,086,557
Derivative liabilities, lending, net(2)	55	—	55	—	143	—	143	—
(1)	Represents IRLCs and are included in other assets in the accompanying consolidated balance sheets.
(2)	Represents Hedging Instruments and are included in other liabilities in the accompanying consolidated balance sheets.

Schedule of assets and liabilities that are measured at estimated fair value on recurring basis

	Recurring Fair Value Measurements
	March 31, 2022			December 31, 2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Mortgage loans held-for-sale	$—	$160,422	$—	$—	$308,477	$—
Derivative assets, lending, net(1)	—	896	846	—	—	3,111
Mortgage servicing rights	—	—	856	—	—	749
Securitized mortgage collateral	—	—	—	—	—	1,639,251
Total assets at fair value	$—	$161,318	$1,702	$—	$308,477	$1,643,111
Liabilities
Securitized mortgage borrowings	$—	$—	$—	$—	$—	$1,614,862
Long-term debt	—	—	47,549	—	—	46,536
Derivative liabilities, lending, net(2)	—	—	—	—	55	—
Total liabilities at fair value	$—	$—	$47,549	$—	$55	$1,661,398
(1)	At March 31, 2022, derivative assets, lending, net included $846 thousand in IRLCs and $896 thousand in Hedging Instruments included in other assets in the accompanying consolidated balance sheets. At December 31, 2021, derivative assets, lending, net included $3.1 million in IRLCs and is included in other assets in the accompanying consolidated balance sheets.
(2)	At December 31, 2021, derivative liabilities, lending, net are included in other liabilities in the accompanying consolidated balance sheets.

	Recurring Fair Value Measurements
	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Mortgage loans held-for-sale	$—	$308,477	$—	$—	$164,422	$—
Derivative assets, lending, net(1)	—	—	3,111	—	—	7,275
Mortgage servicing rights	—	—	749	—	—	339
Securitized mortgage collateral	—	—	1,639,251	—	—	2,100,175
Total assets at fair value	$—	$308,477	$1,643,111	$—	$164,422	$2,107,789
Liabilities
Securitized mortgage borrowings	$—	$—	$1,614,862	$—	$—	$2,086,557
Long-term debt	—	—	46,536	—	—	44,413
Derivative liabilities, lending, net(2)	—	55	—	—	143	—
Total liabilities at fair value	$—	$55	$1,661,398	$—	$143	$2,130,970
(1)	At December 31, 2021, derivative assets, lending, net included $3.1 million in IRLCs and is included in other assets in the accompanying consolidated balance sheets. At December 31, 2020, derivative assets, lending, net included $7.3 million in IRLCs and is included in other assets in accompanying consolidated balance sheets.
(2)	At December 31, 2021 and 2020, derivative liabilities, lending, net are included in other liabilities in the accompanying consolidated balance sheets.

Schedule of reconciliation for all assets and liabilities measured at estimated fair value on recurring basis using significant unobservable inputs (Level 3)

	Level 3 Recurring Fair Value Measurements
	For the Three Months Ended March 31, 2022
				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2021	$1,639,251	$(1,614,862)	$749	$3,111	$(46,536)
Total gains (losses) included in earnings:
Interest income(1)	2,019	—	—	—	—
Interest expense(1)	—	(7,564)	—	—	(386)
Change in fair value	9,248	—	61	(2,265)	1,642
Change in instrument specific credit risk	—	—	—	—	(2,269)	(2)
Total gains (losses) included in earnings	11,267	(7,564)	61	(2,265)	(1,013)
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	46	—	—
Settlements	(1,650,518)	1,622,426	—	—	—
Fair value, March 31, 2022	$—	$—	$856	$846	$(47,549)
Unrealized gains (losses) still held(3)	$—	$—	$856	$846	$14,451
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities prior to the sale in March 2022. Net interest income, including cash received and paid, was $1.2 million for the three months ended March 31, 2022. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.
(2)	Amount represents the change in instrument specific credit risk in other comprehensive loss in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized (losses) gains relating to assets and liabilities classified as Level 3 that are still held and reflected in the fair values at March 31, 2022.

	Level 3 Recurring Fair Value Measurements
	For the Three Months Ended March 31, 2021
				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2020	$2,100,175	$(2,086,557)	$339	$7,275	$(44,413)
Total (losses) gains included in earnings:
Interest income(1)	(4,757)	—	—	—	—
Interest expense(1)	—	(9,110)	—	—	(306)
Change in fair value	82,407	(85,951)	38	(2,197)	1,025
Change in instrument specific credit risk	—	—	—	—	(1,667)	(2)
Total gains (losses) included in earnings	77,650	(95,061)	38	(2,197)	(948)
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	121	—	—
Settlements	(139,280)	153,408	—	—	—
Fair value, March 31, 2021	$2,038,545	$(2,028,210)	$498	$5,078	$(45,361)
Unrealized (losses) gains still held(3)	$(189,589)	$2,405,613	$498	$5,078	$16,639
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities. Net interest income, including cash received and paid, was $2.2 million for the three months ended March 31, 2021. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.
(2)	Amount represents the change in instrument specific credit risk in other comprehensive loss in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized (losses) gains relating to assets and liabilities classified as Level 3 that are still held and reflected in the fair values at March 31, 2021

	Level 3 Recurring Fair Value Measurements
	For the Year Ended December 31, 2021
				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2020	$2,100,175	$(2,086,557)	$339	$7,275	$(44,413)
Total (losses) gains included in earnings:
Interest income(1)	(12,162)	—	—	—	—
Interest expense(1)	—	(37,090)	—	—	(1,499)
Change in fair value	151,759	(145,288)	(126)	(4,164)	2,098
Change in instrument specific credit risk	—	—	—	—	(2,722)	(2)
Total gains (losses) included in earnings	139,597	(182,378)	(126)	(4,164)	(2,123)
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	536	—	—
Settlements	(600,521)	654,073	—	—	—
Fair value, December 31, 2021	$1,639,251	$(1,614,862)	$749	$3,111	$(46,536)
Unrealized (losses) gains still held(3)	$(104,299)	$2,318,296	$749	$3,111	$15,464
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities. Net interest income, including cash received and paid, was $8.1 million for the year ended December 31, 2021. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.
(2)	Amount represents the change in instrument specific credit risk in other comprehensive loss in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized (losses) gains relating to assets and liabilities classified as Level 3 that are still held and reflected in the fair values at December 31, 2021.

	Level 3 Recurring Fair Value Measurements
	For the Year Ended December 31, 2020
				Interest
	Securitized	Securitized	Mortgage	rate lock	Long-
	mortgage	mortgage	servicing	commitments,	term
	collateral	borrowings	rights	net	debt
Fair value, December 31, 2019	$2,628,064	$(2,619,210)	$41,470	$7,791	$(45,434)
Total (losses) gains included in earnings:
Interest income(1)	747	—	—	—	—
Interest expense(1)	—	(65,421)	—	—	(850)
Change in fair value	(92,562)	79,481	(21,962)	(516)	1,899
Change in instrument specific credit risk	—	—	—	—	(28)	(2)
Total (losses) gains included in earnings	(91,815)	14,060	(21,962)	(516)	1,021
Transfers in and/or out of Level 3	—	—	—	—	—
Purchases, issuances and settlements:
Purchases	—	—	—	—	—
Issuances	—	—	2,094	—	—
Settlements	(436,074)	518,593	(21,263)	—	—
Fair value, December 31, 2020	$2,100,175	$(2,086,557)	$339	$7,275	$(44,413)
Unrealized (losses) gains still held(3)	$(275,818)	$2,500,674	$339	$7,275	$17,587
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities. Net interest income, including cash received and paid, was $8.9 million for the year ended December 31, 2020. The difference between accretion of interest income and expense and the amounts of interest income and expense recognized in the consolidated statements of operations and comprehensive loss is primarily from contractual interest on the securitized mortgage collateral and borrowings.
(2)	Amount represents the change in instrument specific credit risk in other comprehensive loss in the consolidated statements of operations and comprehensive loss.
(3)	Represents the amount of unrealized (losses) gains relating to assets and liabilities classified as Level 3 that were still held and reflected in the fair values at December 31, 2020.

Schedule of quantitative information about the valuation techniques and unobservable inputs applied to Level 3 fair value measurements for financial instruments measured at fair value on a recurring and non-recurring basis

The following table presents quantitative information about the valuation techniques and unobservable inputs applied to Level 3 fair value measurements for financial instruments measured at fair value on a recurring and nonrecurring basis at March 31, 2022 and December 31, 2021:

		March 31, 2022		December 31, 2021
	Unobservable	Range of	Weighted	Range of	Weighted
Financial Instrument	Input	Inputs	Average	Inputs	Average
Assets and liabilities backed by real estate
Securitized mortgage collateral, and	Prepayment rates	—%	—%	2.9 – 46.3%	10.7%
Securitized mortgage borrowings	Default rates	—%	—%	0.06 – 4.3%	1.7%
	Loss severities	—%	—%	0.01 – 97.6%	70.1%
	Discount rates	—%	—%	2.1 – 13.0%	3.6%
Other assets and liabilities
Mortgage servicing rights	Discount rates	12.5 – 15.0%	12.8%	12.5 – 15.0%	12.8%
	Prepayment rates	8.0 – 12.9%	9.0%	8.01 – 29.1%	10.3%
Derivative assets - IRLCs, net	Pull-through rates	40.0 – 98.0%	73.3%	50.0 – 98.0%	79.0%
Long-term debt	Discount rates	9.4%	9.4%	8.6%	8.6%

The following table presents quantitative information about the valuation techniques and unobservable inputs applied to Level 3 fair value measurements for financial instruments measured at fair value on a recurring and non-recurring basis at December 31, 2021.

	Estimated	Valuation	Unobservable	Range of	Weighted
Financial Instrument	Fair Value	Technique	Input	Inputs	Average
Assets and liabilities backed by real estate
Securitized mortgage collateral, and	$1,639,251	Discounted Cash Flow	Prepayment rates	2.9 - 46.3%	10.7%
Securitized mortgage borrowings	(1,614,862)		Default rates	0.06 - 4.3%	1.7%
			Loss severities	0.01 - 97.6%	70.1%
			Discount rates	2.1 - 13.0%	3.6%
Other assets and liabilities
Mortgage servicing rights	$749	Discounted Cash Flow	Discount rates	12.5 - 15.0%	12.8%
			Prepayment rates	8.01 - 29.1%	10.3%
Derivative assets - IRLCs, net	3,111	Market pricing	Pull-through rates	50.0 - 98.0%	79.0%
Long-term debt	(46,536)	Discounted Cash Flow	Discount rates	8.6%	8.6%

Schedule of changes in recurring fair value measurements included in net loss

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Earnings (Loss)
	For the Three Months Ended March 31, 2022
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain on Sale
	Income(1)	Expense(1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$2,019	$—	$9,248		$—	$—	$—	$11,267
Securitized mortgage borrowings	—	(7,564)	—		—	—	—	(7,564)
Long-term debt	—	(386)	—		1,642	—	—	1,256
Mortgage servicing rights(2)	—	—	—		—	61	—	61
Mortgage loans held-for-sale	—	—	—		—	—	(7,265)	(7,265)
Derivative assets — IRLCs	—	—	—		—	—	(2,265)	(2,265)
Derivative liabilities — Hedging Instruments	—	—	—		—	—	951	951
Total	$2,019	$(7,950)	$9,248	(3)	$1,642	$61	$(8,579)	$(3,559)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain on MSRs, net in the consolidated statements of operations and comprehensive loss.
(3)	For the three months ended March 31, 2022, change in the fair value of net trust assets, excluding REO was $9.2 million.

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Earnings (Loss)
	For the Three Months Ended March 31, 2021
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain on Sale
	Income(1)	Expense(1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$(4,757)	$—	$82,407		$—	$—	$—	$77,650
Securitized mortgage borrowings	—	(9,110)	(85,951)		—	—	—	(95,061)
Long-term debt	—	(306)	—		1,025	—	—	719
Mortgage servicing rights(2)	—	—	—		—	38	—	38
Mortgage loans held-for-sale	—	—	—		—	—	(868)	(868)
Derivative assets — IRLCs	—	—	—		—	—	(2,197)	(2,197)
Derivative liabilities — Hedging Instruments	—	—	—		—	—	1,982	1,982
Total	$(4,757)	$(9,416)	$(3,544)	(3)	$1,025	$38	$(1,083)	$(17,737)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain on MSRs, net in the consolidated statements of operations and comprehensive loss.
(3)	For the three months ended March 31, 2021, change in the fair value of net trust assets, excluding REO was $3.5 million.

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Earnings (Loss)
	For the Year Ended December 31, 2021
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain (Loss) on Sale
	Income(1)	Expense(1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$(12,162)	$—	$151,759		$—	$—	$—	$139,597
Securitized mortgage borrowings	—	(37,090)	(145,288)		—	—	—	(182,378)
Long-term debt	—	(1,499)	—		2,098	—	—	599
Mortgage servicing rights(2)	—	—	—		—	(126)	—	(126)
Mortgage loans held-for-sale	—	—	—		—	—	3,395	3,395
Derivative assets – IRLCs	—	—	—		—	—	(4,164)	(4,164)
Derivative liabilities – Hedging Instruments	—	—	—		—	—	88	88
Total	$(12,162)	$(38,589)	$6,471	(3)	$2,098	$(126)	$(681)	$(42,989)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on mortgage servicing rights, net in the consolidated statements of operations and comprehensive loss.
(3)	For the year ended December 31, 2021, change in the fair value of trust assets, excluding REO was $6.5 million.

	Recurring Fair Value Measurements
	Changes in Fair Value Included in Net Earnings (Loss)
	For the Year Ended December 31, 2020
			Change in Fair Value of
	Interest	Interest	Net Trust		Long-term	Other Income	Gain (Loss) on Sale
	Income(1)	Expense(1)	Assets		Debt	and Expense	of Loans, net	Total
Securitized mortgage collateral	$747	$—	$(92,562)		$—	$—	$—	$(91,815)
Securitized mortgage borrowings	—	(65,421)	79,481		—	—	—	14,060
Long-term debt	—	(850)	—		1,899	—	—	1,049
Mortgage servicing rights(2)	—	—	—		—	(21,962)	—	(21,962)
Mortgage loans held-for-sale	—	—	—		—	—	(15,955)	(15,955)
Derivative assets – IRLCs	—	—	—		—	—	(516)	(516)
Derivative liabilities – Hedging Instruments	—	—	—		—	—	509	509
Total	$747	$(66,271)	$(13,081)	(3)	$1,899	$(21,962)	$(15,962)	$(114,630)
(1)	Amounts primarily represent accretion to recognize interest income and interest expense using effective yields based on estimated fair values for trust assets and trust liabilities.
(2)	Included in gain (loss) on mortgage servicing rights, net in the consolidated statements of operations and comprehensive loss.
(3)	For the year ended December 31, 2020, change in the fair value of trust assets, excluding REO was $13.1 million.

Schedule of financial and non-financial assets and liabilities measured using nonrecurring fair value measurements

	Nonrecurring Fair Value Measurements			Total Gains(1)
	March 31, 2021			For the Three Months Ended
	Level 1	Level 2	Level 3	March 31, 2021
REO (2)	$—	$5,842	$—	$1,871
(1)	Total gains reflect gains from all nonrecurring measurements during the period.
(2)	For the three months ended March 31, 2021, the Company recorded $1.9 million in gains, which represent recovery of the NRV attributable to an improvement in state specific loss severities on properties held during the period which resulted in an increase to NRV.

The following table presents financial and non-financial assets and liabilities measured using nonrecurring fair value measurements at December 31, 2021 and 2020, respectively:

	Nonrecurring Fair Value Measurements
	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
REO(1)	$—	$3,479	$—	$—	$3,173	$—
ROU asset	—	—	10,209	—	—	13,512
(1)	Balance represents REO at December 31, 2021 and December 31, 2020 which has been impaired subsequent to foreclosure.

The following table presents total gains on financial and non-financial assets and liabilities measured using nonrecurring fair value measurements for the years ended December 31, 2021 and 2020, respectively:

	Total Gains(1)
	For the Year Ended December 31,
	2021	2020
REO(2)	$111	$7,393
(1)	Total gains reflect gains from all nonrecurring measurements during the year.
(2)	For the years ended December 31, 2021 and 2020, the Company recorded $111 thousand and $7.4 million, respectively, of gains related to changes in the NRV of REO. Gains represent recovery of the NRV attributable to an improvement in state specific loss severities on properties held during the period which resulted in an increase to NRV.